Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Parties [Line Items]
Disclosure of information about outstanding balances with related party transactions [text Block]
(b)	As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2018	2017
	US$(000)	US$(000)

Balance receivable from related parties, note 6
NVL, USA Limited, Delaware	321	79
Newmont USA Limited	207	1,523
Newmont International Services Limited	194	-
Newmont Global Employment Limited	22	-
Newmont Peru S.R.L.	22	10
Suriname Gold Company LLC	18	567
Newmont USA Limited – Carlin	10	-
Others	-	6

	794	2,185

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	5,461	5,144
Newmont International Service Limited	2,059	42
Newmont Peru S.R.L.	1,460	1,263
Newmont USA Limited.	1,067	2,548
Newmont Technologies Limited.	634	960
Newmont US Carlin Limited	163	-
Others	2	5

	10,846	9,962

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Related Parties [Line Items]
Disclosure of detailed information about the transactions with its related parties [text Block]
(a)	The main transactions carried out by the Company with its related parties in the years 2018, 2017, and 2016 were:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Royalties paid:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 16 and 1(a)	20,385	20,739	24,339

Services rendered by:
Newmont Peru S.R.L. (management services)	12,837	8,985	10,420
Newmont USA Limited	5,381	5,607	6,438
Newmont International Services	5,181	281	571